Consolidated condensed cash flows statements - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Consolidated condensed cash flows statements [Abstract]
Profit/(loss) for the period	$ 1,805	$ (6,446)
Financial expense and non-monetary adjustments	628,279	661,992
Profit/(loss) for the period adjusted by non-monetary items	630,084	655,546
Changes in working capital	47,778	(4,576)
Net interest and income tax paid	(162,136)	(209,030)
Net cash provided by operating activities	515,726	441,940
Acquisitions of subsidiaries and entities under the equity method	(45,553)	(337,539)
Investments in operating concessional assets	(27,890)	(9,156)
Investments in assets under development or construction	(30,406)	(2,754)
Distributions from entities under the equity method	56,202	24,615
Other non-current assets/liabilities	(419)	1,937
Net cash used in investing activities	(48,066)	(322,897)
Proceeds from Project debt	0	11,149
Proceeds from Corporate debt	57,503	409,023
Repayment of Project debt	(196,311)	(256,170)
Repayment of Corporate debt	(59,573)	(361,154)
Dividends paid to Company's shareholders	(151,462)	(141,968)
Dividends paid to non-controlling interests	(26,442)	(23,327)
Capital increase	113,167	154,482
Net cash used in financing activities	(263,118)	(207,965)
Net increase/(decrease) in cash and cash equivalents	204,542	(88,922)
Cash and cash equivalents at beginning of the period	622,689	868,501
Translation differences in cash or cash equivalent	(45,656)	(16,034)
Cash and cash equivalents at end of the period	$ 781,575	$ 763,545